Put option liabilities - Summary of the movements of the put option liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Put Option Liabilities [Abstract]
Beginning balance	¥ 40,449	¥ 39,812	¥ 39,184
Changes in carrying amount (Note 8)	650	637	628
Ending balance	¥ 41,099	¥ 40,449	¥ 39,812